ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 - FINANCIAL INFORMATION OF PARENT COMPANY CONDENSED STATEMENTS OF OPERATIONS (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Financial Statements, Captions [Line Items]
Operating revenues	$ 11,548	$ 106,868	$ 49,208
Operating costs and expenses	288,764	298,441	329,136
Operating loss	(277,216)	(191,573)	(279,928)
Non-operating (expenses) income:
Foreign exchange (losses) gains, net	2,390	6,257	(3,434)
Total non-operating expenses, net	(83,709)	(110,886)	(126,175)
Income tax expense	(382)	457	1,011
Net loss	(361,307)	(302,002)	(405,092)
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Operating revenues	0	0	0
Operating costs and expenses	(12)	0	0
Operating loss	(12)	0	0
Non-operating (expenses) income:
Foreign exchange (losses) gains, net	(2)	(1)	1
Share of results of subsidiaries	(326,437)	(252,554)	(321,627)
Total non-operating expenses, net	(326,439)	(252,555)	(321,626)
Loss before income tax	(326,451)	(252,555)	(321,626)
Income tax expense	0	0	0
Net loss	$ (326,451)	$ (252,555)	$ (321,626)